Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2015 Portfolio
March 31, 2022
VIPF2015-NPRT1-0522
1.830292.116
Domestic Equity Funds - 18.6%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	55,253	2,686,411
VIP Equity-Income Portfolio Initial Class (a)	109,632	2,832,896
VIP Growth & Income Portfolio Initial Class (a)	122,615	3,223,538
VIP Growth Portfolio Initial Class (a)	30,412	2,764,111
VIP Mid Cap Portfolio Initial Class (a)	20,816	785,613
VIP Value Portfolio Initial Class (a)	113,148	2,081,926
VIP Value Strategies Portfolio Initial Class (a)	62,139	1,017,216
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,552,065)		15,391,711

International Equity Funds - 22.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	679,509	7,474,595
VIP Overseas Portfolio Initial Class (a)	431,657	10,929,558
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,782,336)		18,404,153

Bond Funds - 50.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	987,489	10,684,630
Fidelity International Bond Index Fund (a)	218,834	2,083,303
Fidelity Long-Term Treasury Bond Index Fund (a)	183,458	2,417,978
VIP High Income Portfolio Initial Class (a)	271,142	1,369,266
VIP Investment Grade Bond Portfolio Initial Class (a)	2,090,541	25,065,589
TOTAL BOND FUNDS (Cost $42,139,217)		41,620,766

Short-Term Funds - 8.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.08% (a)(b) (Cost $7,070,652)	7,070,652	7,070,652

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $67,544,270)	82,487,282
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,450)
NET ASSETS - 100.0%	82,478,832

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	10,560,985	1,984,693	1,542,487	-	(24,001)	(294,560)	10,684,630
Fidelity International Bond Index Fund	1,659,989	698,705	186,034	-	(4,392)	(84,965)	2,083,303
Fidelity Long-Term Treasury Bond Index Fund	2,717,346	424,780	435,892	13,274	(19,757)	(268,499)	2,417,978
VIP Contrafund Portfolio Initial Class	3,104,087	422,059	509,612	27,410	(25,349)	(304,774)	2,686,411
VIP Emerging Markets Portfolio Initial Class	8,431,594	1,174,129	1,130,345	-	(55,603)	(945,180)	7,474,595
VIP Equity-Income Portfolio Initial Class	3,283,575	259,203	670,073	3,982	54,877	(94,686)	2,832,896
VIP Government Money Market Portfolio Initial Class 0.08%	8,384,578	1,058,150	2,372,076	390	-	-	7,070,652
VIP Growth & Income Portfolio Initial Class	3,737,872	300,323	829,978	6,870	309,341	(294,020)	3,223,538
VIP Growth Portfolio Initial Class	3,174,616	544,135	598,451	140,538	(39,764)	(316,425)	2,764,111
VIP High Income Portfolio Initial Class	1,822,024	99,581	481,098	672	(20,708)	(50,533)	1,369,266
VIP Investment Grade Bond Portfolio Initial Class	28,114,446	3,686,909	3,967,746	1,257,602	(159,240)	(2,608,780)	25,065,589
VIP Mid Cap Portfolio Initial Class	910,684	114,537	163,297	19,982	(8,310)	(68,001)	785,613
VIP Overseas Portfolio Initial Class	11,797,215	2,031,154	1,283,194	87,438	(76,180)	(1,539,437)	10,929,558
VIP Value Portfolio Initial Class	2,407,382	212,865	548,860	29,949	90,768	(80,229)	2,081,926
VIP Value Strategies Portfolio Initial Class	1,179,399	81,450	238,556	9,587	42,180	(47,257)	1,017,216
	91,285,792	13,092,673	14,957,699	1,597,694	63,862	(6,997,346)	82,487,282

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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